Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital
10.	Share Capital

a)	Issuances for Cash and Land Acquisition

On May 24, 2019, the Company filed a prospectus for an offering of rights to holders of common shares of the Company to raise up to $265.0 million in gross proceeds (“Rights Offering”).  Every shareholder received one right ("Right") for each common share owned on June 3, 2019, the Record Date, and each Right entitled the holder to acquire 2.119069 new common shares of the Company at $0.3881 per share. This offering of Rights expired on June 26, 2019.

Under the terms of a Standby Purchase Agreement, Glencore agreed to purchase any common shares not subscribed for by holders of Rights, subject to certain conditions.  Because the Rights Offering was not fully subscribed, Glencore purchased 430,521,941 common shares under its standby commitment in addition to the 196,726,042 common shares purchased under Glencore’s Rights resulting in Glencore owning 71.6% of the Company’s issued shares.

Upon closing of the Rights Offering on June 28, 2019, the Company issued a total of 682,813,838 common shares for gross proceeds of $265.0 million.  Expenses and fees relating to the Rights Offering were $11.953 million, including a $7.690 million standby commitment fee paid to Glencore, and reduced the gross proceeds recorded as share capital.  Closing of the Rights Offering triggered customary anti-dilution provisions for outstanding warrants, share options, and unissued restricted share units.  Proceeds of the Rights Offering were used to repay the convertible debt of $59.881 million owed to Glencore and non-convertible debt of $190.436 million owed to Glencore (see Notes 8 and 9).  The Company and Glencore agreed to net settle Glencore’s Rights Offering subscription amount of $243.435 million against the debt amounts owed.

During 2019, the Company issued 400,171 shares (2018 – 225,000 shares) pursuant to the exercise of share options for proceeds of $0.274 million (2018 - $0.151 million).

During 2019, the Company issued nil shares (2018 – 590,500 shares) pursuant to the exercise of warrants for proceeds of $nil (2018 - $0.591 million).

During 2019, the Company issued 78,750 shares (2018 – 128,750 shares) to maintain land purchase options with the shares valued at $0.046 million (2018 - $0.123 million).

b)	Share-Based Compensation

The Omnibus Share Compensation Plan (“Omnibus Plan”) was created to align the interests of the Company’s employees, directors, officers and consultants with those of shareholders. Effective May 25, 2007, the Company adopted the Omnibus Plan, which was approved by the Company’s shareholders on June 27, 2007, modified and further ratified and reconfirmed by the Company’s shareholders most recently on June 27, 2018.  The Omnibus Plan restricts the award of share options, restricted shares, restricted share units, and other share-based awards to 10% of the common shares issued and outstanding on the grant date, excluding 2,500,000 common shares underlying options pursuant to an exemption approved by the Toronto Stock Exchange.

During 2019, the Company recorded $2.055 million for share-based compensation (2018 - $2.202 million) with $1.558 million expensed to share-based compensation (2018 - $1.742 million) and $0.497 million capitalized to mineral property, plant and equipment (2018 - $0.460 million).  The offsetting entries were to equity reserves for $1.986 million (2018 - $1.787 million), share capital for $0.084 million (2018 - $0.105) and payables for a reduction of $0.015 million (2018 - $0.310 million).  Total share-based compensation during 2019 comprised of $1.171 million for share options (2018 - $0.803 million), $0.800 million for restricted shares and restricted share units (2018 - $1.294 million), and $0.084 million for issuance of unrestricted shares (2018 - $0.105 million).  Exercise of share options and warrants and vesting of restricted share units during 2019 resulted in $1.013 million being transferred from equity reserves to share capital (2018 - $0.783 million).

c)	Share Options

Share options granted may not exceed a term of ten years and are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.  Details of the share options are as follows:

	Year ended December 31,
	2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding – beginning of period	22,692,002	$0.91	21,659,002	$0.98
Granted	3,625,000	0.81	2,503,000	0.91
Exercised	(625,000)	0.71	(225,000)	0.67
Expired	(1,626,002)	1.01	(1,245,000)	2.06
Anti-dilution price adjustment	-	(0.12)	-	-
Outstanding – end of period	24,066,000	$0.77	22,692,002	$0.91

Effective June 28, 2019, the Company reduced the exercise price of all options that were outstanding prior to the Rights Offering, to reflect the dilutive effect of the common shares that were issued in connection with the Rights Offering.  The adjustment did not impact the financial statements.

The weighted average share price when share options were exercised during 2019 was $0.78 (2018 - $1.00).

During 2019, there were 240,000 share options net settled with 15,171 shares upon exercise (2018 – nil).

The fair value of share options granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2019	2018
Risk-free interest rate	2.52%	2.33% to 2.58%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	54.56%	56.07% to 61.80%
Expected life in years	2.50	2.50 to 5.00
Weighted average fair value of each option	$0.29	$0.34 to $0.61

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the option is indicative of future trends, which may or may not necessarily be the actual outcome.

Details of the share options outstanding as at December 31, 2019 are as follows:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
0.52 to 0.69	10,294,000	9,994,000	$0.63	2.24
0.70 to 0.86	9,717,000	9,018,000	0.77	3.79
0.87 to 1.30	2,945,000	2,945,000	0.92	2.01
1.31 to 1.63	1,050,000	1,050,000	1.56	1.16
1.64 to 2.66	60,000	-	2.66	0.02
	24,066,000	23,007,000	$0.77	2.79

As at December 31, 2019 all outstanding share options had vested and were exercisable, with the exception of 1,059,000, which are scheduled to vest upon completion of specific targets or dates (June 2020 – 300,000; Production – 699,000; Other – 60,000).  The outstanding share options have expiry periods between 0.01 and 8.18 years and are expected to be settled in shares upon exercise.

d)	Restricted Shares and Restricted Share Units

Restricted shares and restricted share units granted are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.  Details of the restricted shares and restricted share units are as follows:

	Year ended December 31,
	2019	2018
Outstanding - beginning of period	3,347,907	3,281,030
Issued	1,725,869	1,227,004
Vested	(1,049,364)	(1,160,127)
Anti-dilution quantity adjustment	624,452	-
Outstanding - end of period	4,648,864	3,347,907

Effective June 28, 2019, the Company increased the number of common shares issuable for all restricted share units outstanding prior to the Rights Offering, to reflect the dilutive effect of the common shares that were issued in connection with the Rights Offering.  The adjustment did not impact the financial statements.

During 2019, the Company issued 1,725,869 restricted share units (2018 – 1,227,004), which had a fair value of $1.355 million (2018 - $1.135 million) to be expensed and capitalized over the vesting periods.

During 2019, there were 95,500 restricted shares (2018 – nil) settled upon vesting in shares, 644,510 restricted share units (2018 - 843,413) settled upon vesting with shares, and 309,354 restricted share units (2018 – 316,714) settled upon vesting with cash for $0.232 million (2018 – $0.377 million).

As at December 31, 2019, outstanding restricted shares and restricted share units were scheduled to vest upon completion of specific targets (Construction Finance – 865,575; Production – 459,272; March 2020 – 707,649; June 2020 – 126,130; January 2021 – 1,545,837; and Other – 93,750).  The remaining 850,651 outstanding restricted shares and restricted share units have vested but share delivery is deferred until retirement, termination, or death.  The Company expects 972,576 outstanding restricted share units will be settled in cash and the remainder will be settled in shares as allowed under the Omnibus Plan.

e)	Bonus Shares

The bonus share incentive plan was established for the Company’s directors and key employees and was approved by the disinterested shareholders at the Company’s shareholders’ meeting held in May 2004.  The Company has authorized 3,640,000 bonus shares for the achievement of Milestone 4 representing commencement of commercial production at NorthMet.   At the Company’s Annual General Meeting of shareholders held in June 2008, the disinterested shareholders approved issuance of these shares upon achievement of Milestone 4.  Regulatory approval is also required prior to issuance of these shares.  Details of the bonus shares are as follows:

	Year ended December 31,
	2019		2018
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding – beginning of period	2,700,000	3,640,000	3,150,000	3,640,000
Forfeited	-	-	(450,000)	-
Outstanding – end of period	2,700,000	3,640,000	2,700,000	3,640,000

The fair value of these unissued bonus shares was being amortized until the estimated date of issuance and has now been fully amortized.  During 2019, the Company recorded $nil for amortization related to Milestone 4 bonus shares (2018 – $0.025 million) which was capitalized to Mineral Property, Plant and Equipment.  During 2018, the Company also reversed $1.544 million of previously capitalized fair value related to the forfeiture of 450,000 bonus shares by a former director of the Company.

f)	Share Purchase Warrants

Details of the share purchase warrants are as follows:

	Year ended December 31,
	2019		2018
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding – beginning of period	27,189,713	$0.95	21,322,212	$0.99
Issued (Note 7)	6,458,001	0.74	6,458,001	0.82
Anti-dilution price adjustment	-	(0.12)	-	-
Anti-dilution quantity adjustment	4,189,466	-	-	-
Exercised	-	-	(590,500)	1.00
Expiration (Note 7)	(6,458,001)	0.82	-	-
Outstanding – end of period	31,379,179	$0.80	27,189,713	$0.95

The outstanding share purchase warrants have expiry periods between 1.80 years and 4.25 years, subject to acceleration in certain circumstances.

Effective June 28, 2019, the Company increased the number of common shares issuable and reduced the exercise price of all warrants that were outstanding prior to the Rights Offering, to reflect the dilutive effect of the common shares that were issued in connection with the Rights Offering.  The adjustment did not impact the financial statements.

The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2019	2018
Risk-free interest rate	2.18%	2.05%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	52.59%	54.54%
Expected life in years	3.00	1.02
Weighted average fair value of each warrant	$0.24	$0.36

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the warrant is indicative of future trends, which may or may not necessarily be the actual outcome.